DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Organization) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Cash	¥ 320,179		¥ 537,701		$ 49,070
Amounts due from related parties	305		16,492		47
Prepaid expenses and other current assets	138,353		132,539		21,204
Total current assets	536,253		801,255		82,185
Property and equipment, net	464,490		576,633		71,186
Long-term investments, net	67,592		67,773		10,359
Right-of-use assets	586,451		773,472		89,878
Other non-current assets	95,825		121,517		14,685
Total assets	1,959,249		2,512,020		300,267
Accounts payable	10,293		16,563		1,577
Deferred revenue-current	1,980,138		1,554,431		303,469
Operating lease liabilities-current	199,083		241,710		30,511
Income taxes payable	76,817		69,671		11,773
Accrued expenses and other current liabilities	391,904		397,558		60,062
Amounts due to related parties	180		239		28
Total current liabilities	2,669,125		2,369,334		409,061
Deferred revenue-non current	18,060		31,539		2,768
Operating lease liabilities-non current	406,251		508,810		62,261
Other non-current liabilities	5,082		5,401		779
Total liabilities	3,098,518		2,915,084		$ 474,869
Net revenues	1,897,883	$ 290,863	2,051,354	¥ 2,085,371
Net (loss) income	¥ (771,000)	$ (118,190)	(1,038,878)	(592,199)
Equity Method Investments, Percentage of Equity Acquired through Options	100.00%	100.00%
Tarena Entities [Member]
Variable Interest Entity [Line Items]
Cash	¥ 1,332		211
Amounts due from Tarena International and its wholly-owned subsidiaries	113,394		39,464
Amounts due from related parties	4		4
Prepaid expenses and other current assets	4,103		2,269
Total current assets	118,833		41,948
Property and equipment, net	1,552		2,121
Long-term investments, net	48,380		48,380
Deferred income tax assets	74
Right-of-use assets	5,540		7,083
Other non-current assets	539		363
Total assets	174,918		99,895
Accounts payable	8,610		282
Deferred revenue-current	138,529		51,808
Operating lease liabilities-current	3,377		2,574
Income taxes payable	8,037		2,049
Accrued expenses and other current liabilities	13,909		17,397
Amounts due to Tarena International and its wholly-owned subsidiaries	21,072		74,991
Amounts due to related parties			130
Total current liabilities	193,534		149,231
Deferred revenue-non current	133		215
Operating lease liabilities-non current	1,536		3,843
Other non-current liabilities	122		122
Total liabilities	195,325		153,411
Net revenues	127,043		32,013	4,232
Net (loss) income	32,869		(37,565)	(16,900)
Net cash provided by operating activities	122,813		36,902	1,540
Net cash used in investing activities			(34,226)	(24,083)
Net cash provided by (used in) financing activities	¥ (121,692)		¥ (3,841)	¥ 23,625
Mr. Han [Member] | Tarena Entities [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage	67.80%				67.80%
Mr. Li [Member] | Tarena Entities [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage	0.10%				0.10%
Loan Agreements [Member]
Variable Interest Entity [Line Items]
Debt Instrument, Initial Expiration Year	2026	2026
Loan Agreements [Member] | Equity Holders [Member]
Variable Interest Entity [Line Items]
Debt Instrument, Face Amount	¥ 6,000